SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Allocation of Net Revenues Based on Geography	The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2024	2023	2022
United States(1)	$320,626	$645,112	$427,111
Italy	60,943	139,506	126,195
Rest of world(2)	127,479	338,492	506,807
Total revenue	$509,048	$1,123,110	$1,060,113
(1)During fiscal years 2024, 2023 and 2022, we had sales of $31.4 million, $206.0 million and $283.3 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term is based on the governing supply agreement with SunPower for the respective period.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.

Schedule of Property, Plant and Equipment by Geography
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Malaysia	$61,145	$133,119
Mexico	1,933	72,572
Philippines	—	59,485
Europe	—	30
Singapore	4,284	11,857
United States	5,455	2,905
Rest of world	41	57
Property, plant, and equipment, net, by geography	$72,858	$280,025